Note 11 - INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Note 11 - Income Taxes Tables
Pre-tax income (loss) from continuing operations

Pre-tax income (loss) from continuing operations was taxed in the following jurisdictions:

	Year ended December 31,
	2010	2011	2012

Thailand	$24,750	$8,760	$23,265
Singapore	1,671	(80)	2,235
Australia	2,176	3,130	5,426
The People’s Republic of China	6,921	985	(142)
Myanmar	–	–	279
Others	(3,665)	(12,101)	(2,212)

	31,853	694	28,851

Equity investees
Thailand	–	–	(2)
The People’s Republic of China	(21)	(58)	(19)

	$31,832	$636	$28,830

Components of the provision (benefit) for income taxes

	Year ended December 31,
	2010	2011	2012

Allocated to net income (loss)

Current:
Thailand	$ 4,069	$ 4,869	$ 4,442
Singapore	–	–	382
PRC	1,324	679	149
Australia	956	1,291	1,069
Total current	6,349	6,839	6,042

Deferred:
Thailand	170	(1,446)	1,583
Singapore	59	(154)	512
PRC	197	(43)	(192)
Australia	(262)	(316)	438
Total deferred	164	(1,959)	2,341
The benefits of operating loss carried forwards	(72)	(314)	–
	$ 6,441	$ 4,566	$ 8,383
Allocated to other comprehensive income (loss)	$ 84	$ –	$ (1,045)

Reconciliation of the statutory tax rate and effective tax rate

The reconciliation of the statutory tax rate and the Company’s effective tax rate is as follows:

	Year ended December 31,
Income tax at statutory tax rate in:	2010	2011	2012

Tax provision at statutory rate (30%)	$9,608	$191	$6,631

Foreign income taxed at different rate	881	1,350	695
Expenses not deductible for tax purpose Impairment of goodwill not deductible for tax	1,684 –	753 2,637	169 –
Written-off deferred tax assets arising from liquidation of a subsidiary	–	3,633	–
Reversal of valuation allowance arising from liquidation of a subsidiary	–	(3,633)	–
Utilization of prior year tax losses	(6,186)	–	–
Changes in valuation allowance	2,473	(291)	466
Written-off deferred tax	215	-	184
Tax exempt on income	(2,583)	(1,453)	(26)
Difference due to effect of tax holidays	(583)	–	–
Unrecognized tax benefits	354	1,026	34
Deferred tax liability arising from undistributed earnings	578	193	429
Effect of temporary tax rate changes on deferred tax assets	–	862	408
Return to provision adjustment	–	–	(8)
Others	–	(702)	(607)

Total tax income for the year	$6,441	$4,566	$8,383

Deferred tax liabilities and assets

Deferred tax liabilities and assets comprised the following:

	As of December 31
	2011	2012

Deferred tax liabilities:

Outside basis differences	$(2,172)	$(2,650)

Total deferred tax liabilities	(2,172)	(2,650)

Deferred tax assets:
Unused tax losses	1,181	1,140
Allowance for doubtful accounts	682	372
Inventory impairment	744	359
Allowance for impairment in investment	933	913
Rebates and other accrued liabilities	1,980	1,299
Unpaid retirement benefits	854	660
Charges related to flooding	874	8
Deferred revenue and cost of sales	320	625
Actuarial gain (loss)		1,045
Unabsorbed depreciation	320	960

Total deferred tax assets	7,568	7,381
Valuation allowance for deferred tax assets (note 10)	(875)	(1,341)

Total deferred tax assets	6,693	6,040

Net deferred tax assets	$4,521	$3,390

Amount of deferred tax liabilities and assets

The amount of deferred tax liabilities and assets at December 31, 2011 and 2012 were as follows:

	As of December 31,
	2011	2012

Gross current deferred tax liabilities	$(49)	$(63)

Gross current deferred tax assets	5,234	3,282
Valuation allowance for deferred tax assets	–	(85)

	5,234	3,197

Net current deferred tax assets	5,185	3,134

Gross non-current deferred tax liabilities	(2,123)	(2,587)

Gross non-current deferred tax assets	2,334	4,099
Valuation allowance for deferred tax assets	(875)	(1,256)

	1,459	2,843

Net non-current deferred tax assets	(664)	256

Net deferred tax assets	$4,521	$3,390

Deferred tax liabilities and assets accompanying consolidated balance sheets

The deferred tax liabilities and assets are presented in the accompanying consolidated balance sheets as follows:

	As of December 31,
	2011	2012

Current
Deferred tax assets	$5,185	$3,134

Total current	5,185	3,134

Non-current
Deferred tax assets	517	2,475
Deferred tax liabilities	(1,181)	(2,219)

Total non-current	(664)	256

Net deferred tax assets	$4,521	$3,390

Future taxable income

As of each of December 31, 2012 and 2012, the Company has available unused net operating losses that may be applied against future taxable income and that expire as follows:

Date of expiration	2011	2012

2011	$–	$–
2012	656	–
2013	461	477
2014	853	864
2015	356	361
2016	839	856
2017	–	1,661
No expiration	1,801	–
	$4,966	$4,219

Unrecognized tax benefits

A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

Change in Uncertain Tax Positions	As of December 31,
	2010	2011	2012
Balance at January 1	$2,198	$2,332	$2,640
Additions based on tax positions related to the current year	134	308	–
Additions for tax positions of prior years	–	–	–
Settlements	–	–	–
Decrease due to lapses in statute of limitions	–	–	(338)

Balance at December 31	$2,332	$2,640	$2,302

Component of income tax expense

The amount of related interest and penalties the Company have provided as of the dates listed below were:

	As of December 31,
	2010	2011	2012
Accrued interest on unrecognized tax benefits	$1,373	$1,783	$2,143
Accrued penalties on unrecognized tax benefits	1,948	2,256	2,284

Total accrued interest and penalties on Unrecognized tax benefits	$3,321	$4,039	$4,427